Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Summary of Activity in Product Warranty Accrual Included in Other Accrued Liabilities

The following table summarizes the activity in the product warranty accrual, included in other accrued liabilities:

	Three Months Ended March 31,
	2014	2013
Product warranty accrual, beginning of period	$24,838	$26,005
Provision for warranty claims	2,269	960
Warranty claims paid	(4,169)	(1,640)

Product warranty accrual, end of period	$22,938	$25,325

The following table summarizes the activity in the product warranty accrual, included in other accrued liabilities:

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
Product warranty accrual, beginning of period	$26,005	$18,653	$30,191	$30,759
Provision for (recovery of) warranty claims	8,769	13,453	4,468	(70)
Warranty claims paid	(9,936)	(6,101)	(8,232)	$(498)
Revision of purchase price allocation	—	—	(7,774)	—

Product warranty accrual, end of period	$24,838	$26,005	$18,653	$30,191

Future Minimum Rental Payments Required under Operating Leases and Capital Leases

Future minimum rental payments required under operating leases and capital leases having a remaining term in excess of one year at December 31, 2013 are as follows:

	Operating Leases	Capital Leases
2014	$23,717	$173
2015	17,803	16
2016	12,849	—
2017	11,119	—
2018	7,947	—
Thereafter	18,638	—

Total minimum lease payments	92,073	189
Less: Amount representing interest	—	(7)

	$92,073	$182